Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Science and Technology Fund

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 13.9%
Entertainment 2.5%
Activision Blizzard, Inc.	246,910	14,439,297
Netflix, Inc.*	11,413	3,938,512
Spotify Technology SA*	42,864	6,056,683
		24,434,492
Interactive Media & Services 11.4%
Alphabet, Inc. "A"*	24,050	34,458,359
Alphabet, Inc. "C"*	25,876	37,112,135
Facebook, Inc. "A"*	174,722	35,278,119
Twitter, Inc.*	139,329	4,525,406
		111,374,019
Consumer Discretionary 10.1%
Internet & Direct Marketing Retail 9.6%
Alibaba Group Holding Ltd. (ADR)*	21,300	4,400,367
Amazon.com, Inc.*	41,623	83,608,953
Booking Holdings, Inc.*	3,353	6,137,834
		94,147,154
Leisure Products 0.5%
Hasbro, Inc.	46,000	4,686,020
Health Care 2.0%
Biotechnology 0.2%
BioMarin Pharmaceutical, Inc.*	27,100	2,262,850
ViaCyte, Inc.* (a)	1,869	0
		2,262,850
Life Sciences Tools & Services 1.8%
Illumina, Inc.*	26,740	7,756,472
Thermo Fisher Scientific, Inc.	31,000	9,708,890
		17,465,362
Industrials 3.0%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	106,030	6,742,448
Northrop Grumman Corp.	21,257	7,962,234
		14,704,682
Professional Services 1.0%
Verisk Analytics, Inc.	59,900	9,731,953
Road & Rail 0.5%
Uber Technologies, Inc.*	121,553	4,411,158
Information Technology 70.2%
Communications Equipment 2.9%
Ciena Corp.*	169,220	6,882,177
Cisco Systems, Inc.	184,691	8,490,245
Lumentum Holdings, Inc.*	68,172	5,165,393
Motorola Solutions, Inc.	46,708	8,267,316
		28,805,131
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp. "A"	78,271	7,785,616
CDW Corp.	95,715	12,486,022
Dolby Laboratories, Inc. "A"	100,592	6,975,049
		27,246,687
IT Services 17.8%
Amdocs Ltd.	73,982	5,323,005
Automatic Data Processing, Inc.	27,294	4,677,919
Broadridge Financial Solutions, Inc.	43,749	5,212,693
Cognizant Technology Solutions Corp. "A"	173,852	10,671,036
EPAM Systems, Inc.*	32,835	7,490,977
Fidelity National Information Services, Inc.	125,013	17,959,368
FleetCor Technologies, Inc.*	30,500	9,614,515
Mastercard, Inc. "A"	76,180	24,068,309
PayPal Holdings, Inc.*	223,206	25,420,931
Twilio, Inc. "A"*	58,701	7,298,882
Visa, Inc. "A"	256,004	50,937,116
WNS Holdings Ltd. (ADR)*	73,525	5,246,744
		173,921,495
Semiconductors & Semiconductor Equipment 12.6%
Analog Devices, Inc.	70,000	7,682,500
Applied Materials, Inc.	228,602	13,256,630
ASML Holding NV	34,209	9,601,098
Broadcom, Inc.	29,702	9,063,862
Intel Corp.	233,127	14,903,809
Lattice Semiconductor Corp.*	301,794	5,613,368
Microchip Technology, Inc.	85,548	8,339,219
MKS Instruments, Inc.	115,100	12,064,782
NVIDIA Corp.	103,551	24,482,563
QUALCOMM., Inc.	67,704	5,775,828
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	9,187,061
Universal Display Corp.	14,997	2,642,022
		122,612,742
Software 25.5%
Adobe, Inc.*	49,732	17,462,895
Cornerstone OnDemand, Inc.*	110,392	6,491,050
DocuSign, Inc.*	52,940	4,156,319
Globant SA*	88,851	10,902,018
Intuit, Inc.	56,000	15,701,280
Microsoft Corp.	580,893	98,885,415
Nuance Communications, Inc.*	377,029	7,133,389
Proofpoint, Inc.*	97,964	12,030,959
salesforce.com, Inc.*	146,897	26,780,792
ServiceNow, Inc.*	45,000	15,220,350
Synopsys, Inc.*	122,675	18,095,789
Varonis Systems, Inc.*	87,653	7,333,050
VMware, Inc. "A"*	58,653	8,684,163
		248,877,469
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	271,013	83,881,234
Total Common Stocks (Cost $467,843,203)		968,562,448
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	26,435
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	26,586
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	19,190
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	543,180
Total Other Investments (Cost $10,926,266)		615,391
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A (a) (Cost $0)	3,509	0
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.59% (c) (Cost $9,270,275)	9,270,275	9,270,275
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $488,039,744)	100.2	978,448,114
Other Assets and Liabilities, Net	(0.2)	(2,004,585)
Net Assets	100.0	976,443,529

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (c) (d)
1,190,250	—	1,190,250 (e)	—	—	537	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.59% (c)
18,688,773	36,265,569	45,684,067	—	—	39,788	—	9,270,275	9,270,275
19,879,023	36,265,569	46,874,317	—	—	40,325	—	9,270,275	9,270,275

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	26,435	0
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	26,586	0
Alloy Ventures 2000 LP**	April 2000 to August 2007	3,372,696	19,190	0
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	543,180	0.06
Total Restricted Securities		10,926,266	615,391	0.06

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)
Communication Services	$135,808,511	$—	$—	$135,808,511
Consumer Discretionary	98,833,174	—	—	98,833,174
Health Care	19,728,212	—	0	19,728,212
Industrials	28,847,793	—	—	28,847,793
Information Technology	685,344,758	—	—	685,344,758
Other Investments (g)	—	—	—	615,391
Preferred Stocks	—	—	0	0
Short-Term Investments (f)	9,270,275	—	—	9,270,275
Total	$977,832,723	$—	$0	$978,448,114

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Investments measured at NAV as a practical expedient.